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                                                      Deutsche Asset Management



Morgan Grenfell Investment Trust
Investment Class and Institutional Class
Core Global Fixed Income

Supplement dated April 4, 2000 to Prospectuses dated February 28, 2000

The following disclosure supplements the prospectuses for Core Global Fixed
Income:

Core Global Fixed Income liquidated all of its assets and was terminated effective April 4, 2000.

               Please Retain This Supplement for Future Reference

SUPPFIPRO (4/00)

CUSIP: 61735K620